Revenues and Cost of Revenues	12 Months Ended
Dec. 31, 2011
Revenues And Cost Of Revenues (Abstract)
Revenues and Cost of Revenues
18.	Revenues and Cost of Revenues:

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	For the Year Ended December 31,
	2009	2010	2011

Sales of marine petroleum products	2,449,445	4,954,599	6,925,582
Voyage revenues	9,044	7,261	22,775
Other revenues	12,471	9,775	17,108
Revenues	2,470,960	4,971,635	6,965,465

Cost of marine petroleum products	2,272,947	4,736,066	6,668,622
Cost of voyage revenues	7,560	6,597	19,251
Cost of other revenues	983	1,690	1,294
Cost of Revenues	2,281,490	4,744,353	6,689,167

Included in the cost of revenues is depreciation of $1,814, $1,770 and $3,169 for the years ended December 31, 2009, 2010 and 2011, respectively.